Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Fiscal Year	Summary Compensation Table Total for CEO (1)	Compensation Actually Paid to CEO (1)(2)	Average Summary Compensation Table Total For Other NEOs (1)	Average Compensation Actually Paid to Other NEOs (1)(2)	Value of Initial $100 Investment Based on Total Shareholder Return	Net Income (Loss) ($ Thousands)

2025	$436,655	$308,837	$313,323	$289,198	$83.74	$(1,585)
2024	$435,744	$399,458	$286,565	$280,370	$104.76	$(1,898)
2023	$1,108,112	$465,135	$459,456	$298,711	$120.05	$(4,180)

Named Executive Officers, Footnote [Text Block]

(1)	The PEO for each year included in the table was Emmanuel Lakios, President and Chief Executive Officer. The non-PEO NEOs included in the averages for each year were Richard Catalano and Kevin Collins.

Summary Compensation Table Total	[1]	$ 436,655	$ 435,744	$ 1,108,112
Compensation Actually Paid	[1],[2]	$ 308,837	399,458	465,135
Adjustment To PEO Compensation, Footnote [Text Block]

	CEO
	2025	2024	2023

Summary Compensation Table Total	$436,655	$435,744	$1,108,112
Less: Grant date fair value of equity awards	-	-	(699,990)
Plus: Year-end fair value of equity awards granted in the year	-	-	133,646
Plus: Fair value as of vesting date of equity awards granted and vested in the year	-	-	-
Plus/Minus: Change in fair value of unvested equity awards granted in prior years	(54,674)	(25,485)	(105,562)
Plus/Minus: Change in fair value of equity awards from prior years that vested in the year	(73,144)	(10,801)	28,929
Minus: Fair value of equity awards from prior year that were forfeited in the year	-	-	-
Compensation Actually Paid	$308,837	$399,458	$465,135

Summary Compensation Table Total	[1]	$ 313,323	286,565	459,456
Compensation Actually Paid	[1],[2]	$ 289,198	280,370	298,711
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

	Average of Other NEOs
	2025	2024	2023

Summary Compensation Table Total	$313,323	$286,565	$459,456
Less: Grant date fair value of equity awards	-	-	(186,664)
Plus: Year-end fair value of equity awards granted in the year	-	-	35,639
Plus: Fair value as of vesting date of equity awards granted and vested in the year	-	-	-
Plus/Minus: Change in fair value of unvested equity awards granted in prior years	(12,152)	(4,302)	(14,806)
Plus/Minus: Change in fair value of equity awards from prior years that vested in the year	(11,973)	(1,893)	5,086
Minus: Fair value of equity awards from prior year that were forfeited in the year	-	-	-
Compensation Actually Paid	$289,198	$280,370	$298,711

Total Shareholder Return Amount		$ 83.74	104.76	120.05
Net Income (Loss) Attributable to Parent		$ (1,585,000)	$ (1,898,000)	$ (4,180,000)
PEO Name		Emmanuel Lakios	Emmanuel Lakios	Emmanuel Lakios
Grant Date Fair Value of Equity Awards [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				$ (699,990)
Grant Date Fair Value of Equity Awards [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(186,664)
Year-End Fair Value of Equity Awards Granted in Year [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				133,646
Year-End Fair Value of Equity Awards Granted in Year [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				35,639
Fair Value as of Vesting Date of Equity Awards Granted and Vested in Year [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Fair Value as of Vesting Date of Equity Awards Granted and Vested in Year [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Change in Fair Value of Unvested Equity Awards Granted in Prior Years [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(54,674)	(25,485)	(105,562)
Change in Fair Value of Unvested Equity Awards Granted in Prior Years [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(12,152)	(4,302)	(14,806)
Change in Fair Value of Equity Awards From Prior Years that Vested in Year [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(73,144)	(10,801)	28,929
Change in Fair Value of Equity Awards From Prior Years that Vested in Year [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(11,973)	(1,893)	5,086
Fair Value of Equity Awards from Prior Year that were Forfeited in Year [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Fair Value of Equity Awards from Prior Year that were Forfeited in Year [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount

[1]	The PEO for each year included in the table was Emmanuel Lakios, President and Chief Executive Officer. The non-PEO NEOs included in the averages for each year were Richard Catalano and Kevin Collins.
[2]	SEC rules require certain adjustments be made to the Summary Compensation Table totals to determine “compensation actually paid” as reported in the Pay versus Performance table. “Compensation Actually Paid” does not necessarily represent cash and/or equity value transferred to the applicable NEO without restriction, but rather is a value calculated under applicable SEC rules. In general, “compensation actually paid” is calculated as Summary Compensation Table total compensation adjusted to include the fair market value of equity awards as of the last day of the applicable fiscal year or, if earlier, the vesting date (rather than the grant date). Our NEOs do not participate in a defined benefit plan so no adjustment for pension benefits is included in the table below. The following table details these adjustments to compensation as reported in the Summary Compensation Table: